Dividends paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Dividends paid
Final dividend - prior year	R 16	R 10	R 6,269
Interim dividend - current year	30	21	3,683
Dividends paid	R 46	R 31	R 9,952